SUPPLEMENT DATED JUNE 30, 2023 TO THE FOLLOWING

PROSPECTUSES, AND APPLICABLE

INITIAL SUMMARY PROSPECTUSES AND UPDATING SUMMARY PROSPECTUSES

DATED MAY 1, 2023

Flexible Premium Variable Universal Life

Market Wealth Plus

New York Life Survivorship Variable Universal Life

Accumulator

New York Life Variable Universal Life Accumulator

New York Life Variable Universal Life Accumulator II

New York Life Variable Universal Life Accumulator Plus

NYLIAC Variable Universal Life 2000

INVESTING IN

NYLIAC Variable Universal Life Separate Account-I

This supplement amends the most recent prospectuses and applicable initial summary prospectuses and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable universal life policies referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The purpose of this supplement is to inform you of changes to your Prospectus relating to the MainStay VP MacKay International Equity – Initial Class (the “Fund”) effective on or about August 28, 2023. Keeping this purpose in mind, please note the following:

A.	Name Change: All references in the Prospectuses to MainStay VP MacKay International Equity – Initial Class will be deleted and replaced with MainStay VP PineStone International Equity – Initial Class.

B.	Subadviser Change: The reference to Mackay Shields LLC as subadviser for the Fund will be deleted and replaced with PineStone Asset Management Inc.

C.	Current Expenses: The current expense listed for the Fund in the Fund Appendix will be deleted and replaced with 0.86%.

D.

Investment Objective Change: In the Prospectus for Flexible Premium Variable Universal Life, the investment objective of the Fund will be deleted and replaced with “The Portfolio seeks capital appreciation”.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010